UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6501

Name of Fund:  MuniYield Michigan Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Michigan Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield Michigan Insured Fund II, Inc.


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
Michigan - 150.8%     $  2,400   Adrian, Michigan, City School District, GO, 5% due 5/01/2034 (d)                     $     2,465

                         2,000   Anchor Bay, Michigan, School District, School Building and Site, GO,
                                 Series I, 6% due 5/01/2009 (c)(f)                                                          2,115

                         3,165   Anchor Bay, Michigan, School District, School Building and Site, GO,
                                 Series II, 5.75% due 5/01/2010 (c)(f)                                                      3,379

                         2,275   Bay City, Michigan, School District, School Building & Site, GO, 5% due
                                 5/01/2031 (d)                                                                              2,353

                            50   Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2010 (e)(f)                      53

                         2,100   Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2010 (e)(f)                   2,224

                         1,000   Central Montcalm, Michigan, Public Schools, GO, 5.75% due 5/01/2009 (e)(f)                 1,051

                         3,850   Charlotte, Michigan, Public School District, GO, 5.375% due 5/01/2009 (c)(f)               4,009

                         2,420   Delta County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A,
                                 6.25% due 4/15/2012 (f)                                                                    2,713

                         2,000   Detroit, Michigan, City School District, GO (School Building and Site
                                 Improvement), Refunding, Series A, 5% due 5/01/2021 (d)                                    2,085

                         2,000   Detroit, Michigan, City School District, GO (School Building and Site
                                 Improvement), Series A, 5% due 5/01/2013 (c)(f)                                            2,129

                         1,480   Detroit, Michigan, City School District, GO (School Building and Site
                                 Improvement), Series A, 5.375% due 5/01/2013 (c)(f)                                        1,608

                         1,900   Detroit, Michigan, City School District, GO (School Building and Site
                                 Improvement), Series B, 5% due 5/01/2028 (c)                                               1,940

                         1,000   Detroit, Michigan, Water Supply System Revenue Bonds, DRIVERS, Series 200,
                                 5.75% due 7/01/2011 (c)(f)(g)                                                              1,189

                         4,600   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A,
                                 5% due 7/01/2034 (e)                                                                       4,691

                         2,000   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due
                                 7/01/2032 (e)                                                                              2,162

                         4,400   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5% due
                                 7/01/2034 (e)                                                                              4,487

                         2,500   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project),
                                 Series A, 5.75% due 6/01/2016                                                              2,652

                         2,170   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding
                                 Bonds, 5.80% due 11/01/2024 (h)                                                            2,261


Portfolio Abbreviations


To simplify the listings of MuniYield Michigan Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
M\F        Multi-Family
RIB        Residual Interest Bonds



MuniYield Michigan Insured Fund II, Inc.


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
Michigan              $  1,610   East Grand Rapids, Michigan, Public School District, GO, 5.75% due
(concluded)                      5/01/2009 (d)(f)                                                                     $     1,692

                         6,300   East Grand Rapids, Michigan, Public School District, GO, 6% due 5/01/2009 (d)(f)           6,663

                         2,000   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25%
                                 due 5/01/2023 (d)                                                                          2,133

                         1,000   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2026 (d)                                                                              1,034

                         1,250   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              1,287

                           385   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 5.375% due 7/01/2020 (h)                                          392

                           775   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 6% due 7/01/2020 (h)                                              831

                         1,800   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)        1,852

                         3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2028 (c)                                                                              3,763

                         1,000   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2017 (c)                     1,076

                         1,000   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2018 (c)                     1,076

                         1,100   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2019 (c)                     1,183

                           535   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2012 (a)(f)                                                                            583

                           130   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2012 (a)(f)                                                                            142

                           805   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2018 (a)                                                                               868

                           190   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2019 (a)                                                                               205

                         1,500   Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and Improvement
                                 Bonds, Series A, 5.50% due 1/01/2022 (c)                                                   1,687

                           225   Harper Woods, Michigan, City School District, School Building and Site, GO,
                                 Refunding, 5% due 5/01/2034 (c)                                                              231

                         1,075   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)              1,157

                         3,425   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)              3,686

                         1,275   Haslett, Michigan, Public School District, Building and Site, GO, 5.625% due
                                 11/01/2011 (e)(f)                                                                          1,383

                         2,000   Howell, Michigan, Public Schools, GO, 5.875% due 5/01/2009 (e)(f)                          2,109

                         2,660   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              2,739

                         3,975   Jackson, Michigan, Public Schools, GO, 5.375% due 5/01/2010 (c)(f)                         4,192

                         3,750   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue
                                 Refunding Bonds (Bronson Methodist Hospital), 5.50% due 5/15/2008 (e)(f)                   3,898

                         3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                                 Series A, 5.50% due 7/15/2011 (e)(f)                                                       3,244

                         1,440   Ludington, Michigan, Area School District, GO, 5.25% due 5/01/2023 (e)                     1,531

                         1,125   Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                                 Bonds (Hillsdale College Project), 5% due 3/01/2035                                        1,138

                         1,000   Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                                 Refunding Bonds (Hope College), Series A, 5.90% due 4/01/2032                              1,042

                           550   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College
                                 for Creative Studies), 5.85% due 12/01/2022                                                  579

                         1,000   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College
                                 for Creative Studies), 5.90% due 12/01/2027                                                1,047

                         3,000   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-B, 5.40% due 6/01/2018 (a)                                                     3,069

                         1,185   Michigan State Building Authority Revenue Bonds (Facilities Program), Series II,
                                 4.67% due 10/15/2009 (a)(b)(l)                                                             1,044

                         1,675   Michigan State Building Authority Revenue Bonds (Facilities Program), Series II,
                                 4.77% due 10/15/2010 (a)(b)(l)                                                             1,416

                         2,675   Michigan State Building Authority Revenue Bonds, GO, RIB, Series 481, 7.09% due
                                 4/15/2009 (e)(g)                                                                           2,950

                         2,000   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series II, 5% due 10/15/2029 (e)                                                           2,056

                         4,600   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series II, 5% due 10/15/2033 (a)                                                           4,754

                         3,500   Michigan State Building Authority, Revenue Refunding Bonds, RIB, Series 517X,
                                 7.09% due 10/15/2010 (d)(g)                                                                4,000

                         3,870   Michigan State COP, 5.50% due 6/01/2010 (a)(f)                                             4,094

                         5,380   Michigan State COP, RIB, Series 530, 7.59% due 9/01/2011 (e)(g)                            6,228

                         1,000   Michigan State, Comprehensive Transportation Revenue Refunding Bonds, 5% due
                                 5/15/2026 (d)                                                                              1,041

                         1,500   Michigan State, Comprehensive Transportation Revenue Refunding Bonds, Series A,
                                 5.50% due 11/01/2018 (d)                                                                   1,605

                           285   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                 10/01/2037 (e)                                                                               287

                         1,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                                 Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                       1,060

                         1,300   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                      1,370

                         1,250   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Sparrow Obligation Group), 5.625% due 11/15/2031                                          1,305

                         2,000   Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health Services),
                                 Series R, 5.375% due 8/15/2026 (a)(b)                                                      2,022

                         4,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5% due
                                 11/15/2036 (e)                                                                             4,109

                         7,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 6.125% due 11/15/2009 (e)(f)                                     7,560

                         1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 6.125% due 11/15/2009 (e)(f)                                     1,080

                         3,760   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 6.25% due 11/15/2009 (e)(f)                                      4,075

                         4,065   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                 Health System), Series A, 5% due 11/15/2038                                                4,104

                         3,215   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy
                                 Health Services), Series X, 6% due 8/15/2009 (e)(f)                                        3,451

                         1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                 Clemens), Series A, 6% due 5/15/2014 (e)                                                   1,060

                         2,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                 Clemens), Series A, 5.75% due 5/15/2029 (e)                                                2,103

                         1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                 Health Credit), Series C, 5.375% due 12/01/2023                                            1,042

                         3,450   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                 Health Credit), Series C, 5.375% due 12/01/2030                                            3,599

                         1,900   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                 Health Credit), Series D, 5% due 8/15/2034                                                 1,938

                         5,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                 Health), Series A, 6% due 12/01/2027 (a)                                                   5,950

                         1,000   Michigan State Housing Development Authority, Limited Obligation M/F Housing
                                 Revenue Bonds (Deaconess Towers Apartments), AMT, 5.25% due 2/20/2048 (k)                  1,005

                         9,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.55% due 9/01/2029 (e)          9,942

                         2,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), Series AA, 6.95% due 5/01/2011 (c)              2,253

                         3,200   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), Series C, 5.45% due 9/01/2029                   3,314

                         1,375   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow
                                 Chemical Company Project), AMT, 5.50% due 12/01/2028                                       1,464

                         6,500   Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue
                                 Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)           8,319

                         1,200   New Lothrop, Michigan, Area Public Schools, School Building and Site, GO, 5% due
                                 5/01/2035 (d)                                                                              1,237

                           600   Oak Park, Michigan, Street Improvement, GO, 5% due 5/01/2030 (e)                             621

                         1,000   Plainwell, Michigan, Community Schools, School District, School Building and Site,
                                 GO, 5.50% due 11/01/2012 (d)(f)                                                            1,089

                         1,000   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                 (Development Area Number 3), 5.375% due 6/01/2017 (h)                                      1,040

                         1,000   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                                 5/01/2014 (d)(f)                                                                           1,070

                         1,900   Rochester, Michigan, Community School District, GO, Series II, 5.50% due
                                 11/01/2011 (e)(f)                                                                          2,050

                         1,500   Romulus, Michigan, Community Schools, GO, 5.75% due 5/01/2009 (c)(f)                       1,577

                         3,050   Roseville, Michigan, School District, School Building and Site, GO, Refunding, 5%
                                 due 5/01/2031 (d)                                                                          3,154

                         1,450   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5%
                                 due 7/01/2024 (c)                                                                          1,504

                         1,000   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5%
                                 due 7/01/2034 (c)                                                                          1,028

                         6,500   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                 Company), RIB, Series 282, 8.84% due 8/01/2024 (a)(g)                                      7,360

                         2,650   South Lyon, Michigan, Community Schools, GO, Series A, 5.75% due 5/01/2010 (e)(f)          2,829

                         1,950   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A,
                                 5.25% due 5/01/2027 (d)                                                                    2,058

                         1,000   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A,
                                 5% due 5/01/2029 (d)                                                                       1,030

                         1,000   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2030 (c)         1,029

                         6,500   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                                 Wayne County), AMT, Series A, 5.375% due 12/01/2015 (e)                                    6,716

                         1,180   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                                 Series A, 5% due 12/01/2030 (e)                                                            1,210

                         4,090   Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT, Series
                                 1081-Z, 6.51% due 6/01/2013 (e)(g)                                                         4,481

                         7,100   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan
                                 Wayne County Airport), AMT, 5% due 12/01/2034 (e)                                          7,205

                         5,300   Wyoming, Michigan, Sewage Disposal System Revenue Bonds, 5% due 6/01/2030 (e)              5,472

                         1,330   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (e)      1,370


Puerto Rico - 4.4%       1,100   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series K, 5% due 7/01/2040                                        1,102

                        11,700   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                 Capital Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2036 (a)(l)                   2,775

                         1,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue
                                 Bonds, Series B, 5% due 7/01/2041                                                          1,001

                         2,270   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                                 Class R, Series 16 HH, 7.503% due 7/01/2013 (d)(g)                                         2,634

                                 Total Municipal Bonds (Cost - $254,370) - 155.2%                                         267,320


                        Shares
                          Held   Short-Term Securities
                         2,685   CMA Michigan Municipal Money Fund, 2.96% (i)(j)                                            2,685

                                 Total Short-Term Securities (Cost - $2,685) - 1.5%                                         2,685

                                 Total Investments (Cost - $257,055*) - 156.7%                                            270,005
                                 Other Assets Less Liabilities - 0.8%                                                       1,311
                                 Preferred Stock, at Redemption Value - (57.5%)                                          (99,057)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   172,259
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $           257,056
                                                ===================
    Gross unrealized appreciation               $            13,482
    Gross unrealized depreciation                             (533)
                                                -------------------
    Net unrealized appreciation                 $            12,949
                                                ===================

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) ACA Insured.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA Michigan Municipal Money Fund            3,928           $71


(j) Represents the current yield as of July 31, 2006.

(k) GNMA Collateralized.

(l) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Michigan Insured Fund II, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Michigan Insured Fund II, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Michigan Insured Fund II, Inc.


Date:  September 20, 2006